Income Taxes (Details) - Schedule of components of deferred liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax liabilities
Intangible assets acquired through acquisition	¥ 61,945	$ 9,248	¥ 58,746
Total	¥ 61,945	$ 9,248	¥ 58,746